Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jan. 31, 2017	Jul. 31, 2016
Notes to Financial Statements
Note 4 - Convertible Notes Payable

Issue Date	Expiry date	Amount of Loan Note	Interest rate	Unamortized Debt Discount	Unamortized Deferred Charges	Net Carrying Amount	The remaining Conversion Benefit	Derivative Liability
7/31/2012	7/31/2013	30,000	10%	-	-	30,000	-	-
3/11/2016	3/11/2017	265,000	8%	71,137	37,895	155,968	245,072	399,106
7/13/2016	7/16/2017	23,125	10%	12,159	1,130	9,836	26,139	35,347
7/14/2016	4/14/2017	18,124	12%	7,250	813	10,061	32,100	26,769
8/1/2016	8/1/2017	50,000	10%	28,074	4,773	17,153	21,926	83,978
8/4/2016	8/4/2017	50,000	8%	28,381	1,419	20,200	21,619	83,112
8/4/2016	8/4/2017	83,333	9%	47,301	6,859	29,173	36,032	139,186
8/5/2016	8/5/2017	52,500	10%	29,908	4,271	18,321	22,592	88,084
8/15/2016	8/15/2017	50,000	8%	29,508	5,902	14,590	20,492	82,917
8/26/2016	5/26/2017	61,250	8%	30,791	5,656	24,803	30,459	101,334
11/3/2016	5/3/2017	27,000	10%	13,724	1,017	12,259	13,276	45,475
11/21/2016	11/21/2017	25,000	8%	20,137	1,890	2,973	4,863	41,903
Total Loans		735,332		318,370	71,625	345,337	474,570	1,127,211

On July 31, 2012, the Company converted $40,000 in accounts payable to a convertible promissory note. The note has a 10% per annum interest rate and a maturity date of July 31, 2013. The note is currently in arrears and is due and payable on demand. The note is convertible into shares of the Company's common stock at a conversion price of $0.001. The Company is currently in default on this note. Per ASC 470-50-40-10b, as this transaction added a substantive conversion feature to the debt, we have determined debt extinguishment accounting rules apply. However, as there was no difference between the reacquisition price and the net carrying amount of the old debt, no gain or loss was recorded. The Company amortized the discount on the debt equal to the face value, in the amount of $40,000 for the year ended July 31, 2013. This discount was amortized to interest expense. During the period ended January 31, 2017, $10,000 of debt was converted into 10,000,000 shares of common stock (year ended July 31, 2016, $8,800 of debt was converted into 8,800,000 pre-split shares of common stock). We have not received any notice of default from the lender; however, we do intend to pay off the amount owed under this note in the future when we have sufficient funding.

On January 22, 2016, the Company issued a $35,500 convertible promissory note. This was increased to $40,500 due to a standby agreement. The note has an 12% per annum interest rate and a maturity date of January 22, 2017. Closing costs of $9,050 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. A conversion benefit of $35,500 has been recorded and is being amortized over the life of the loan. A derivative liability was calculated using Black Scholes and is estimated to be $116,548 at July 31, 2016. On August 22, 2016, the Company paid out the loan in full for $65,000. The conversion benefit recorded was reversed and the unamortized portion of the finder's fees and legal expenses deferred were expensed.

On March 14, 2016, the Company issued a $535,000 convertible promissory note. Currently there is $265,000 owed on the convertible promissory note. The note has an 8% per annum interest rate and a maturity date of March 11, 2017. Closing costs of $35,000 and the $250,000 loan discount are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. On July 12, 2016, $200,000 of the promissory note and $16,000 of the accrued interest payable was paid out by the Company by issuing 3,240,000 common shares of the Company. During December 2016 and January 2017, $70,000 of the promissory note was converted into 19,455,499 shares of common stock. The remaining conversion benefit of $245,072 is being amortized over the life of the loan. A derivative liability has been calculated using Black Scholes and is estimated to be $399,106 as at January 31, 2017.

On July 14, 2016, the Company issued a $53,500 convertible promissory note. On January 17, 2017, $35,376 of the promissory note was converted into 12,792,324 shares of common stock. Currently there is $18,124 owned on the convertible promissory note. The note has an 12% per annum interest rate and a maturity date of April 14, 2017. Closing costs of $6,000 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. A conversion benefit of $32,100 has been recorded and is being amortized over the life of the loan. A derivative liability has been calculated using Black Scholes and is estimated to be $26,769 as at January 31, 2017.

On July 16, 2016, the Company issued a $55,125 convertible promissory note. On January 17, 2017, $32,000 of the promissory note was converted into 11,500,000 shares of common stock. Currently there is $23,125 owned on the convertible promissory note. The note has an 10% per annum interest rate and a maturity date of July 16, 2017. Closing costs of $5,125 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. The remaining conversion benefit of $26,139 is being amortized over the life of the loan. A derivative liability has been calculated using Black Scholes and is estimated to be $35,347 as at January 31, 2017.

On August 1 2016, the Company issued a $50,000 convertible promissory note. The note has an 10% per annum interest rate and a maturity date of August 1, 2017. Closing costs of $8,500 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. The remaining conversion benefit of $21,926 is being amortized over the life of the loan. A derivative liability has been calculated using Black Scholes and is estimated to be $83,978 at January 31, 2017.

On August 4, 2016, the Company issued a $83,333 convertible promissory note. The note has an 9 % per annum interest rate and a maturity date of August 4, 2017. Closing costs of $12,083 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 55% of the lowest trading price of the shares over the previous 20-day trading period. The remaining conversion benefit of $36,032 is being amortized over the life of the loan. A derivative liability has been calculated using Black Scholes and is estimated to be $139,186 at January 31, 2017.

On August 4, 2016, the Company issued a $50,000 convertible promissory note. The note has an 8% per annum interest rate and a maturity date of August 4, 2017. Closing costs of $2,500 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 55% of the lowest trading price of the shares over the previous 20-day trading period. The remaining conversion benefit of $21,619 is being amortized over the life of the loan. A derivative liability has been calculated using Black Scholes and is estimated to be $83,112 at January 31, 2017.

On August 5, 2016, the Company issued a $52,500 convertible promissory note. The note has an 8% per annum interest rate and a maturity date of August 5, 2017. Closing costs of $7,500 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 55% of the lowest trading price of the shares over the previous 20-day trading period. The remaining conversion benefit of $22,592 is being amortized over the life of the loan. A derivative liability has been calculated using Black Scholes and is estimated to be $88,084 at January 31, 2017.

On August 15, 2016, the Company issued a $50,000 convertible promissory note. The note has an 8% per annum interest rate and a maturity date of August 15, 2017. Closing costs of $10,000 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 55% of the lowest trading price of the shares over the previous 20-day trading period. The remaining conversion benefit of $20,492 is being amortized over the life of the loan. A derivative liability has been calculated using Black Scholes and is estimated to be $82,917 at January 31, 2017.

On August 26, 2016, the Company issued a $61,250 convertible promissory note. The note has an 8% per annum interest rate and a maturity date of May 26, 2017. Closing costs of $11,250 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 60% of the lowest trading price of the shares over the previous 20-day trading period. The remaining conversion benefit of $30,459 is being amortized over the life of the loan. A derivative liability has been calculated using Black Scholes and is estimated to be $101,334 at January 31, 2017.

On November 3, 2016, the Company issued a $27,000 convertible promissory note. The note has an 10% per annum interest rate and a maturity date of May 3, 2017. Closing costs of $2,000 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 60% of the lowest trading price of the shares over the previous 20-day trading period. A conversion benefit of $27,000 has been recorded and is being amortized over the life of the loan. A derivative liability has been calculated using Black Scholes and is estimated to be $45,475 at January 31, 2017.

On November 21, 2016, the Company issued a $25,000 convertible promissory note. The note has an 8% per annum interest rate and a maturity date of November 21, 2017. Closing costs of $2,500 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 60% of the lowest trading price of the shares over the previous 20-day trading period. A conversion benefit of $25,000 has been recorded and is being amortized over the life of the loan. A derivative liability has been calculated using Black Scholes and is estimated to be $41,903 at January 31, 2017. .

Issue Date	Expiry date	Amount of Loan	Interest rate	Unamortized Debt Discount	Net Carrying Amount
7/31/2012	7/31/2013	$40,000	10%	$-	$40,000
1/22/16	1/22/2017	40,500	12%	19,312	21,188
3/11/16	3/11/17	335,000	8%	204,671	130,329
7/13/2016	7/13/2017	55,125	10%	52,427	2,698
7/14/2016	4/14/2017	53,500	12%	50,180	3,320
Total Loans		$524,125		$326,590	$197,535
Less deferred charges					(123,586)
Net Carrying Value					$73,949

On July 31, 2012, the Company converted $40,000 in accounts payable to a convertible promissory note. The note has a 10% per annum interest rate and a maturity date of July 31, 2013. The note is currently in arrears and is due and payable on demand. The note is convertible into shares of the Company's common stock at a conversion price of $0.001. The Company is currently in default on this note. Per ASC 470-50-40-10b, as this transaction added a substantive conversion feature to the debt, we have determined debt extinguishment accounting rules apply. However, as there was no difference between the reacquisition price and the net carrying amount of the old debt, no gain or loss was recorded. The Company amortized the discount on the debt equal to the face value, in the amount of $40,000 for the year ended July 31, 2013. This discount was amortized to interest expense. During the period ended July 31, 2016, $8,800 of debt was converted into 8,800,000 pre-split (or 26,400,000 post-split) shares of common stock. We have not received any notice of default from the lender; however, we do intend to pay off the amount owed under this note in the future when we have sufficient funding. The current accrued interest on the note is $7,200.

On July 31, 2012, the Company converted $76,000 in advances to a convertible promissory note. The note had a 10% per annum interest rate and a maturity date of July 31, 2013. The note was in arrears and is due and payable on demand. The note was convertible into shares of the Company's common stock at a conversion price of $0.001. Per ASC 470-50-40-10b, as this transaction added a substantive conversion feature to the debt, we have determined debt extinguishment accounting rules apply. However, as there was no difference between the reacquisition price and the net carrying amount of the old debt, no gain or loss was recorded. On December 23, 2015, The Company acquired the full face of the $76,000 promissory note and the $25,819 of accrued interest for $5,000. This resulted in a gain on the settlement of debt of $96,819.

On October 16, 2015, the Company issued a $33,500 convertible promissory note. The note has an 10% per annum interest rate and a maturity date of October 16, 2016. Closing costs of $7,500 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. A conversion benefit of $2,000 was recorded and is being amortized over the life of the loan. On March 14, 2016, the Company paid out the loan in full for $52,273. The conversion benefit recorded was reversed and the unamortized portion of the finder's fees and legal expenses deferred were expensed.

On October 16, 2015, the Company issued a $27,000 convertible promissory note. The note has an 8% per annum interest rate and a maturity date of October 16, 2016. Closing costs of $4,500 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. A conversion benefit of $11,250 has been recorded and is being amortized over the life of the loan. On March 14, 2016, the Company paid out the loan in full for $37,296. The conversion benefit recorded was reversed and the unamortized portion of the finder's fees and legal expenses deferred were expensed.

On November 20, 2015, the Company issued a $30,000 convertible promissory note. The note has an 8% per annum interest rate and a maturity date of November 20, 2016. Closing costs of $3,500 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. A conversion benefit of $30,000 has been recorded and is being amortized over the life of the loan. On March 14, 2016, the Company paid out the loan in full for $37,296. The conversion benefit recorded was reversed and the unamortized portion of the finder's fees and legal expenses deferred were expensed.

On December 21, 2015, the Company issued a $50,000 convertible promissory note. The note has an 8% per annum interest rate and a maturity date of December 21, 2017. Closing costs of $5,000 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. A conversion benefit of $50,000 has been recorded and is being amortized over the life of the loan. On July 18, 2016, the Company paid out the loan in full for $82,378. The conversion benefit recorded was reversed and the unamortized portion of the finder's fees and legal expenses deferred were expensed.

On December 21, 2015, the Company issued a $50,000 convertible promissory note. The note has an 8% per annum interest rate and a maturity date of December 21, 2017. Closing costs of $5,000 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. A conversion benefit of $50,000 has been recorded and is being amortized over the life of the loan. On July 18, 2016, the Company paid out the loan in full for $82,378. The conversion benefit recorded was reversed and the unamortized portion of the finder's fees and legal expenses deferred were expensed.

On December 21, 2015, the Company issued a $30,000 convertible promissory note. The note has an 8% per annum interest rate and a maturity date of December 21, 2017. Closing costs of $3,500 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. A conversion benefit of $30,000 has been recorded and is being amortized over the life of the loan. On July 18, 2016, the Company paid out the loan in full for $37,296. The conversion benefit recorded was reversed and the unamortized portion of the finder's fees and legal expenses deferred were expensed.

On January 22, 2016, the Company issued a $35,500 convertible promissory note. This was increased to $40,500 due to a standby agreement. The note has an 12% per annum interest rate and a maturity date of January 22, 2017. Closing costs of $9,050 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. A conversion benefit of $35,500 has been recorded and is being amortized over the life of the loan. A derivative liability has been calculated using Black Scholes and is estimated to be $116,548 at July 31, 2016.

On February 25, 2016, the Company issued a $27,500 convertible promissory note. The note has an 8% per annum interest rate and a maturity date of February 25, 2017. Closing costs of $9,050 were being amortized over the life of the loan. The note was convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. A conversion benefit of $27,500 has been recorded and is being amortized over the life of the loan. On July 25, 2016, the promissory note was paid out by the Company by issuing 450,000 common shares of the Company.

On March 14, 2016, the Company issued a $535,000 convertible promissory note. The note has an 8% per annum interest rate and a maturity date of March 11, 2017. Closing costs of $35,000 and the $250,000 loan discount are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. On July 12, 2016, the $200,000 of the promissory note and $16,000 of the accrued interest payable was paid out by the Company by issuing 3,240,000 common shares of the Company. The remaining conversion benefit of $267,500 has been recorded and is being amortized over the life of the loan. A derivative liability has been calculated using Black Scholes and is estimated to be $1,106,220 at July 31, 2016.

On July 14, 2016, the Company issued a $53,500 convertible promissory note. The note has an 12% per annum interest rate and a maturity date of April 14, 2017. Closing costs of $6,000 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. A conversion benefit of $53,500 has been recorded and is being amortized over the life of the loan. A derivative liability has been calculated using Black Scholes and is estimated to be $173,450 at July 31, 2016.

On July 16, 2016, the Company issued a $55,125 convertible promissory note. The note has an 10% per annum interest rate and a maturity date of July 16, 2017. Closing costs of $5,125 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. A conversion benefit of $55,125 has been recorded and is being amortized over the life of the loan. A derivative liability has been calculated using Black Scholes and is estimated to be $182,539 at July 31, 2016.